Janus Henderson Mid Cap Value Fund Average Annual Total Returns - Class D Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.05%	9.83%	9.78%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.31%	6.50%	6.58%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.49%	6.70%	6.63%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.77%	8.85%	8.72%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.